UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	   Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Buffalo Grove, Illinois    October 31, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Value Total:   $370968



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVX Corp.                      common           002444107      783    90450 SH       SOLE                    90000               450
America Online                 common           02364J104    10392   888200 SH       SOLE                   675000            213200
American Express Co.           common           025816109     1034    33150 SH       SOLE                    30000              3150
Anheuser Busch Co.             common           035229103     1348    26642 SH       SOLE                     3210             23432
Apogent Technologies           common           03760A101     6230   333850 SH       SOLE                   300500             33350
Bandag, Inc. Cl. A             common           059815308     3074   113850 SH       SOLE                    99700             14150
Berkshire Hathaway Cl. A       common           084670108    12120      164 SH       SOLE                                        164
Berkshire Hathaway Cl. B       common           084670207     2058      835 SH       SOLE                                        835
Blair Corp.                    common           092828102     1334    65225 SH       SOLE                    40000             25225
Bristol Myers Squibb           common           110122108    15327   644000 SH       SOLE                   525100            118900
Cadbury Schweppes              common           127209302     2716   101825 SH       SOLE                   100000              1825
CenturyTel Inc.                common           156700106     1261    56200 SH       SOLE                                      56200
Chicago Rivet&Machine          common           168088102      322    12825 SH       SOLE                                      12825
Clorox                         common           189054109     7954   197958 SH       SOLE                   145672             52286
Coca-Cola Co.                  common           191216100     3354    69925 SH       SOLE                    35000             34925
Comcast Corp. A Spec           common           200300200      839    40200 SH       SOLE                    40000               200
Dentsply Int'l Inc.            common           249030107     1621    40350 SH       SOLE                    17500             22850
Department 56, Inc.            common           249509100      611    58500 SH       SOLE                    33200             25300
Electronic Data Syst           common           285661104    14263  1020225 SH       SOLE                   870200            150025
Emerson Electric Co.           common           291011104      830    18900 SH       SOLE                                      18900
Equifax Inc.                   common           294429105     1167    53700 SH       SOLE                                      53700
Federal Home Loan              common           313400301    13302   237955 SH       SOLE                   156140             81815
Federal Nat'l Mtg.             common           313586109     4784    80350 SH       SOLE                    80200               150
First Data Corp.               common           319963104    11793   421925 SH       SOLE                   194400            227525
First Health Group             common           320960107     6415   236525 SH       SOLE                   170000             66525
Franklin Covey Co.             common           353469109      559   474145 SH       SOLE                   354000            120145
Gannett Company                common           364730101      904    12520 SH       SOLE                     1000             11520
Gemstar-TV Guide Int'l         common           36866W106     7563  3001100 SH       SOLE                  2471500            529600
General Electric Co.           common           369604103      234     9508 SH       SOLE                                       9508
Golden West Financial          common           381317106      622    10000 SH       SOLE                    10000
Great Lakes REIT Inc.          common           390752103      962    55050 SH       SOLE                    50000              5050
H&R Block                      common           093671105     8658   206090 SH       SOLE                   113000             93090
Henkel Ltd Prtnrsp             common           42550U109     8800   159875 SH       SOLE                   136700             23175
Hewlett-Packard Company        common           428236103      820    70300 SH       SOLE                    70000               300
Home Depot                     common           437076102      783    30000 SH       SOLE                    30000
Hunter Douglas NV SP           common           445681208     1167   175000 SH       SOLE                   175000
IMS Health                     common           449934108     2690   179700 SH       SOLE                   178000              1700
Instinet Group, Inc.           common           457750107      806   260100 SH       SOLE                   200000             60100
Interpublic Group Co.          common           460690100     4784   301850 SH       SOLE                   143600            158250
Johnson & Johnson              common           478160104     3543    65520 SH       SOLE                    22000             43520
Knight Trading Group           common           499631105      648   172750 SH       SOLE                   170000              2750
Kraft Foods, Inc.              common           50075n104     6226   170750 SH       SOLE                   160000             10750
Kroger Co.                     common           501044101     1272    90225 SH       SOLE                    90000               225
Lancaster Colony Corp.         common           513847103    26668   633150 SH       SOLE                   457300            175850
Liberty Media Corp.A           common           530718105    29545  4114850 SH       SOLE                  3425000            689850
MBIA Inc.                      common           55262C100     2225    55700 SH       SOLE                    50200              5500
MGIC Investment                common           552848103     1633    40000 SH       SOLE                    40000
Markel Corp.                   common           570535104     3039    15260 SH       SOLE                                      15260
Masco Corp.                    common           574599106     1525    78000 SH       SOLE                                      78000
McDonald's Corp.               common           580135101     1769   100150 SH       SOLE                   100000               150
Merck & Co. Inc.               common           589331107     3080    67375 SH       SOLE                    30000             37375
NICOR Inc.                     common           654086107     8552   303275 SH       SOLE                   286400             16875
PepsiCo Inc.                   common           713448108     6500   175910 SH       SOLE                   160300             15610
Pfizer Inc.                    common           717081103      461    15900 SH       SOLE                                      15900
Philip Morris Cos.             common           718154107    10175   262235 SH       SOLE                   142150            120085
Procter & Gamble Co.           common           742718109     1707    19100 SH       SOLE                     1100             18000
Prudential Financial           common           744320102     1428    50000 SH       SOLE                    50000
Register.com                   common           75914G101      913   301200 SH       SOLE                   300000              1200
Russ Berrie & Co.              common           782233100     4643   154700 SH       SOLE                   113500             41200
Safeway Inc                    common           786514208     5576   250050 SH       SOLE                   235400             14650
Saucony Inc. Cl B              common           804120202     1077   176050 SH       SOLE                   129400             46650
Schlumberger Limited           common           806857108     1185    30800 SH       SOLE                                      30800
ServiceMaster Co.              common           81760N109      439    40415 SH       SOLE                     1200             39215
Sherwin Williams Co.           common           824348106      596    25175 SH       SOLE                    25000               175
TMP Worldwide                  common           872941109      463    51500 SH       SOLE                    51500
Torchmark Corp.                common           891027104      949    27700 SH       SOLE                                      27700
Tribune Co. New                common           896047107     1317    31500 SH       SOLE                                      31500
Trizec Properties              common           89687P107     8867   781250 SH       SOLE                   721200             60050
Tupperware Corp.               common           899896104      698    42000 SH       SOLE                    40000              2000
Tyco Int'l LTD                 common           902124106    39761  2819925 SH       SOLE                  2280000            539925
U.S. Bancorp                   common           902973106     5116   275365 SH       SOLE                   250649             24716
Unilever NV (NEW)              common           904784501    14012   235700 SH       SOLE                   219300             16400
United Technologies Corp.      common           913017109     1412    25000 SH       SOLE                    25000
Washington Mutual              common           939322103     4850   154100 SH       SOLE                   150000              4100
Waste Management Inc.          common           94106L109     2680   114925 SH       SOLE                    50000             64925
Wesco Financial Co.            common           950817106     2134     6940 SH       SOLE                                       6940